STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.4%
China - 4.7%
Alibaba Group Holding, ADR	3,172	[a,b]	578,731
Baidu, ADR	2,266	[b]	373,550
Tencent Holdings	10,434		479,772
			1,432,053
France - 9.6%
AXA	13,358		336,603
BNP Paribas	6,167		295,569
L'Oreal	2,054		552,809
Thales	4,311		517,188
Total	11,831		657,008
Vivendi	20,265		587,487
			2,946,664
Germany - 8.9%
Deutsche Post	11,760		382,585
Deutsche Wohnen Se	10,398		504,418
Hella Gmbh & Co.	6,400	[b]	281,388
Infineon Technologies	15,943		316,295
LEG Immobilien	4,682		574,830
SAP	5,681		656,407
			2,715,923
Hong Kong - 3.4%
AIA Group	104,600		1,041,189
Ireland - .8%
AIB Group	53,803		241,707
Japan - 26.7%
Ebara	15,700		443,552
FANUC	1,300	[b]	222,498
Invincible Investment	958		469,027
Japan Airlines	10,236		360,557
Japan Tobacco	11,600		288,136
M3	14,600		245,783
Macromill	13,400		161,980
Mitsubishi UFJ Financial Group	79,000		392,096
Pan Pacific International Holdings	12,600		835,329
Recruit Holdings Co.	11,405		326,882
Seven & i Holdings	11,800		445,278
Sony	16,400		690,267
Sugi Holdings Co.	11,500		507,268
Suntory Beverage & Food	8,600		404,007

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.4% (continued)
Japan - 26.7% (continued)
Suzuki Motor	11,800		523,339
TechnoPro Holdings	18,500		1,108,411
Topcon	26,000		307,918
Yokogawa Electric	20,500		426,199
			8,158,527
Netherlands - 6.6%
Royal Dutch Shell, Cl. B	34,257		1,082,847
Wolters Kluwer	13,916		948,397
			2,031,244
Norway - 1.2%
DNB	19,115		352,145
Portugal - .8%
Galp Energia	14,908	[b]	238,682
South Korea - 1.8%
Samsung SDI	2,842	[b]	538,263
Switzerland - 11.8%
ABB	22,743	[b]	427,868
Credit Suisse Group	25,301	[b]	295,357
Ferguson	7,360		469,711
Novartis	8,210		790,161
Roche Holding	3,388		933,935
Zurich Insurance Group	2,120		702,400
			3,619,432
United Kingdom - 20.1%
Anglo American	18,849		506,086
Associated British Foods	14,601	[b]	464,514
Barclays	338,691		684,325
Diageo	16,583		678,277
GlaxoSmithKline	45,283		939,448
Informa	22,527		218,436
Prudential	28,770		576,649
RELX	16,367		349,987
Royal Bank of Scotland Group	109,576		353,470
St James's Place	11,634		156,296
Unilever	16,610		965,421
Vodafone Group	139,931	[b]	254,956
			6,147,865
Total Common Stocks (cost $28,939,178)			29,463,694

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - 1.6%
Germany - 1.6%
Volkswagen (cost $501,243)	2.56	3,148		495,469
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $418,259)	2.46	418,259	[c]	418,259
Total Investments (cost $29,858,680)		99.4%		30,377,422
Cash and Receivables (Net)		.6%		177,980
Net Assets		100.0%		30,555,402

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $20,982 and the value of the collateral held by the fund was $20,849, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	952,281	28,511,413†	—	29,463,694
Equity Securities - Preferred Stocks	—	495,469†	—	495,469
Investment Companies	418,259	—	—	418,259
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	176	—	176
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(20,428)	—	(20,428)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus Variable Investment Fund, International Equity Portfolio

March 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	887,057	British Pound	682,000	4/12/19	(1,833)
RBS Securities
British Pound	682,000	United States Dollar	895,351	4/12/19	(6,461)
State Street Bank and Trust Company
Japanese Yen	154,545,000	United States Dollar	1,404,147	6/18/19	(928)
United States Dollar	1,392,013	Japanese Yen	154,545,000	6/18/19	(11,206)
United States Dollar	13,586	Japanese Yen	1,504,571	4/3/19	5
UBS Securities
United States Dollar	36,193	Japanese Yen	3,991,417	4/1/19	171
Gross Unrealized Appreciation					176
Gross Unrealized Depreciation					(20,428)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2019, accumulated net unrealized appreciation on investments was $518,742, consisting of $3,893,864 gross unrealized appreciation and $3,375,122 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.